Associates and Joint Ventures - Disclosure of Statement of Financial Position and Income Statement of Associates and Joint Ventures (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2023
Disclosure Of Joint Ventures And Associates [Line Items]
Receivables and other assets from associates and joint ventures (Note 14)	€ 139			€ 151
Payables and other liabilities to associates and joint ventures (Notes 21 and 22)	122			€ 93
Revenue from operations with associates and joint ventures	40,652	€ 39,993	€ 39,277
Financial revenues with associates and joint ventures	1,099	1,803	614
Financial expenses with associates and joint ventures	3,014	3,030	2,028
Associates and Joint Ventures
Disclosure Of Joint Ventures And Associates [Line Items]
Long-term credits to associates and joint ventures	265	228
Receivables and other assets from associates and joint ventures (Note 14)	184	151
Long-term contractual liabilities to associates and joint ventures	98	133
Payables and other liabilities to associates and joint ventures (Notes 21 and 22)	151	94
Short-Term Contractual Liabilities From Associates And Joint Ventures	21	19
Revenue from operations with associates and joint ventures	696	460	328
Expenses from operations with associates and joint ventures	415	315	122
Financial revenues with associates and joint ventures	30	28	1
Financial expenses with associates and joint ventures	8	10	1
Associates
Disclosure Of Joint Ventures And Associates [Line Items]
Long-term credits to associates and joint ventures	263	217
Receivables and other assets from associates and joint ventures (Note 14)	91	66
Long-term contractual liabilities to associates and joint ventures	44	82
Payables and other liabilities to associates and joint ventures (Notes 21 and 22)	103	72
Short-Term Contractual Liabilities From Associates And Joint Ventures	15	7
Revenue from operations with associates and joint ventures	473	209	65
Expenses from operations with associates and joint ventures	279	199	86
Financial revenues with associates and joint ventures	29	27	1
Financial expenses with associates and joint ventures	1	1	1
Joint ventures
Disclosure Of Joint Ventures And Associates [Line Items]
Long-term credits to associates and joint ventures	2	11
Receivables and other assets from associates and joint ventures (Note 14)	93	85
Long-term contractual liabilities to associates and joint ventures	54	51
Payables and other liabilities to associates and joint ventures (Notes 21 and 22)	48	22
Short-Term Contractual Liabilities From Associates And Joint Ventures	6	12
Revenue from operations with associates and joint ventures	223	251	263
Expenses from operations with associates and joint ventures	136	116	36
Financial revenues with associates and joint ventures	1	1	0
Financial expenses with associates and joint ventures	€ 7	€ 9	€ 0